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PAGE 1

PROSPECTUS SUPPLEMENT Nov. 1, 1996

IDS Cash Management Fund, Inc. (Sept. 27, 1996) S-6320 K

Page 18 and 19 of the prospectus has been revised as follows:

                                    Three ways to invest
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
1
By regular account   Send your check and application         Minimum amounts
                     (or your name and account number        Initial investment: $2,000
                     if you have an established account)     Additional
                     to:                                     investments:     $  100
                     American Express Financial Advisors Inc.Account balances:   $1,000*
                     P.O. Box 74
                     Minneapolis, MN  55440-0074

                     Your financial advisor will help you
                     with this process.

2
By scheduled         Contact your financial advisor          Minimum amounts
investment plan      to set up one of the following          Initial investment:  $2,000
                     scheduled plans:                        Additional
                                                             investments:         $100/mo.
                     o  automatic payroll deduction          Account balances:    $1,000

                     o  bank authorization

                     o  direct deposit of
                        Social Security check

                     o  other plan approved by the Fund

3
By wire              If you have an established account,     If this information is not
                     you may wire money to:                  included, the order may be
                                                             rejected and all money
                     Norwest Bank Minneapolis                received by the Fund, less
                     Routing No. 091000019                   any costs the Fund or AEFC
                     Minneapolis, MN                         incurs, will be returned
                     Attn: Domestic Wire Dept.               promptly.

                     Give these instructions:                Minimum amounts:
                     Credit IDS Account #00-30-015           Each wire investment: $1,000
                     for personal account # (your
                     account number) for (your name).

*If your account balance falls below $1,000, you will be asked in writing to bring it up to $1,000 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.
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PAGE 2

How to exchange shares

New investments of Class A shares may be exchanged for either Class A or Class B shares of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state, except that exchanges into IDS Tax-Free Money Fund must be made from Class A shares. If you exchange shares from this Fund to another IDS fund, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another IDS fund into Class A shares of this Fund. Exchange rules are illustrated in the following tables:

EXCHANGES:
FROM                          TO
Cash
Management                    Other IDS funds*

                          Class A         Class B

Class A                   Yes             Yes

Class B                   No              Yes

EXCHANGES:
FROM                          TO
Other
IDS funds*                 Cash Management Fund

                          Class A         Class B

Class A                   Yes             No

Class B                   No              Yes

*Tax-Free Money Fund has only a single class. Therefore, exchanges into Tax-Free Money Fund must be made from Class A shares.

Note: Exchanges from Class A to Class B are not permitted within Cash Management.














S-6320-11 A 11/96
* Destroy Sept. 31, 1997
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